UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: October 31, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Small Cap Value Fund

ANNUAL REPORT TO SHAREHOLDERS

October 31, 2020

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-888-FUND-LSV (1-888-386-3578). Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all LSV Funds if you invest directly with the Fund.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fee return of the LSV Small Cap Value Fund, the Russell 2000 Value Index (the benchmark) and Russell 2000 Index for trailing periods ending October 31, 2020, were as follows:

				Since
	1 Year	3 Years	5 Years	Inception
LSV Small Cap Value Fund,
Institutional Class Shares*	-21.19%	-9.06%	-0.29%	4.57%

Benchmark:
Russell 2000 Value Index	-13.92%	-4.05%	3.71%	5.34%

Broad Market:
Russell 2000 Index	-0.14%	2.19%	7.27%	8.56%

*Periods longer than 1-year are annualized; inception date 2/28/13; net of fees.

Institutional Class Shares performance as of 9/30/20: -21.25% (1 year), 0.55% (5 year) and 4.31% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

Coming into 2020, U.S. equities were trading near all-time highs thanks to improved economic data, continued support from global central banks and the ‘phase one’ trade resolution with China. The seemingly calm and optimistic environment for equity markets, however abruptly shifted course as the COVID-19 global pandemic took center stage, wreaking havoc on markets. Despite the short-term economic toll due to COVID-19, investors have proven willing to look past the short-term impact, dismissing much of the bleak data, and the market recorded solid returns for the trailing twelve months on the back of optimistic COVID-19 vaccine news and historic levels monetary and fiscal stimulus. The S&P 500 was up 9.71% (in USD). Large cap stocks significantly outperformed small caps over the period as the Russell 1000 was up 10.87% while the Russell 2000 was down -0.14% (both in USD). From a style perspective, value stocks dramatically underperformed across all market capitalization segments based on the Russell Indices—the Russell 2000 Value Index was down -13.92% while the Russell 2000 Growth Index was up 13.37% (both in USD). The difference in returns between the Russell 2000 Value and Russell 2000 Growth over this period of -27.29% was one of the worst on record for the Russell Indices dating back to 1979. The LSV Small Cap Value Equity Fund Institutional Class Shares was down -21.19%. From a sector perspective, Health Care, Consumer Staples and Consumer Discretionary stocks outperformed in the small cap space while Energy, Real Estate and Communication Services lagged.

The historically difficult environment for value stocks was a significant headwind for the relative performance of the Fund over the trailing twelve month period. Cheaper stocks based on cash flow and earnings measures, which we favor, significantly lagged for the period and the Fund’s emphasis on buying and holding stocks that are attractive on these measures detracted from relative performance results. Attribution analysis further indicates that stock selection detracted from relative returns over the period while sector selection added value. Stock selection losses were concentrated in the Financials, Real Estate and Consumer Discretionary sectors as names within the Regional Banks, Hotel & Resort REITs and Home Furnishing industries lagged. From a sector perspective, relative gains were largely due to our underweight position in the Energy sector as well as our overweight to Consumer Discretionary stocks. Top individual contributors included overweight positions in Atlas Air Worldwide, Dick’s Sporting Goods, BrightSphere Investment Group, Builders FirstSource and Legg Mason. Main individual detractors included overweights to CorEnergy Infrastructure, PBF Energy, Berkshire Hills Bank, Knoll Inc, Navient Corp and AMC Networks as well as not holding Darling Ingredients, Penn National Gaming and Lumentum Holdings.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 12.4x forward earnings compared to 23.2x for the Russell 2000 Value Index, 1.0x book compared to 1.2x for the value benchmark and 6.8x cash flow compared to 11.0x for the value benchmark. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Financials and Information Technology sectors while underweight Utilities and Real Estate stocks.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with higher forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Comparison of Change in the Value of a $100,000 Investment in the

LSV Small Cap Value Fund, Institutional Class Shares, versus the Russell 2000 Value Index (Unaudited)

	Average Annual Total Return for the period ended October 31, 2020
	One Year	Three Year	Five Year	Annualized
	Return	Return	Return	Inception to Date(1)

LSV Small Cap Value Fund, Institutional Class Shares	-21.19%	-9.06%	-0.29%	4.57%

LSV Small Cap Value Fund, Investor Class Shares(2)	-21.40%	-9.29%	-0.55%	4.30%

Russell 2000 Value Index	-13.92%	-4.05%	3.71%	5.34%

*	The graph is based on only the Institutional Class Shares; performance for Investor Class Shares would be different due to differences in fee structures.

(1)	The LSV Small Cap Value Fund commenced operations on February 28, 2013.

(2)

Investor Class Shares commenced operations on June 10, 2014. Investor Class Shares’ performance for periods prior to June 10, 2014, is that of the Institutional Class Shares. Institutional Class Shares’ performance was adjusted to reflect the 12b-1 fees applicable to the Investor Class Shares.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect previously, if they had not been in effect, performance would have been lower.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 2.

October 31, 2020

Sector Weightings (Unaudited)†:

†	Percentages are based on total investments.

Schedule of Investments LSV Small Cap Value Fund
	Shares	Value (000)

Common Stock (97.5%)
Aerospace & Defense (1.6%)
Curtiss-Wright	12,100	$1,021
Moog, Cl A	32,500	2,028
Vectrus*	18,000	711

		3,760

Agricultural Products (1.1%)
Ingredion	36,900	2,616

Air Freight & Logistics (1.2%)
Atlas Air Worldwide Holdings*	43,500	2,573
Park-Ohio Holdings	16,500	326

		2,899

Aircraft (1.2%)
Hawaiian Holdings	47,000	651
JetBlue Airways*	88,600	1,060
SkyWest	38,200	1,109

		2,820

Apparel Retail (1.4%)
Foot Locker	36,700	1,353
Genesco*	44,800	794
Shoe Carnival	37,700	1,168

		3,315

Apparel, Accessories & Luxury Goods (0.3%)
G-III Apparel Group*	60,400	814

Apparel/Textiles (0.4%)
Capri Holdings*	39,695	842

Application Software (0.3%)
Avaya Holdings*	35,900	618

Asset Management & Custody Banks (3.4%)
BlackRock Capital Investment	190,634	446

LSV Small Cap Value Fund
	Shares	Value (000)

Asset Management & Custody Banks (continued)
Brightsphere Investment Group	127,800	$1,764
Federated Investors, Cl B	38,900	930
FS KKR Capital	84,300	1,231
New Mountain Finance	50,400	457
Oaktree Specialty Lending	189,700	865
PennantPark Investment	195,900	570
Prospect Capital	129,300	640
Sixth Street Specialty Lending	64,300	1,058

		7,961

Automotive (1.8%)
American Axle & Manufacturing Holdings*	146,500	984
Cooper Tire & Rubber	13,100	450
Dana	152,800	2,138
Modine Manufacturing*	101,800	652

		4,224

Automotive Retail (1.7%)
Group 1 Automotive	18,300	1,941
Penske Automotive Group	18,400	942
Sonic Automotive, Cl A	31,700	1,143

		4,026

Banks (17.0%)
Associated Banc-Corp	172,900	2,367
Bank of NT Butterfield & Son	45,500	1,204
BankUnited	67,700	1,709
Berkshire Hills Bancorp	49,800	649
Camden National	33,100	1,058
Cathay General Bancorp	44,100	1,038
Dime Community Bancshares	23,000	291
Federal Agricultural Mortgage, Cl C	18,700	1,208
Financial Institutions	43,990	780
First Busey	17,700	318
First Commonwealth Financial	148,900	1,283
First Horizon National	302,600	3,150
First Midwest Bancorp	110,700	1,389
Flagstar Bancorp	40,000	1,174
Flushing Financial	24,600	315
FNB	241,500	1,826
Fulton Financial	109,800	1,207
Great Southern Bancorp	17,983	736
Great Western Bancorp	55,500	721
Hancock Whitney	65,500	1,498
Hanmi Financial	72,400	651
Hope Bancorp	169,200	1,365
Horizon Bancorp	65,642	814
International Bancshares	23,400	648
Lakeland Bancorp	104,000	1,157

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2020

LSV Small Cap Value Fund
	Shares	Value (000)

Banks (continued)
OFG Bancorp	97,200	$1,399
Old National Bancorp	76,665	1,072
Peoples Bancorp	48,605	1,098
Popular	28,500	1,203
Republic Bancorp, Cl A	5,330	178
Synovus Financial	90,100	2,343
TCF Financial	33,000	898
Walker & Dunlop	35,800	2,251
Zions Bancorp	28,000	904

		39,902

Biotechnology (0.9%)
United Therapeutics*	15,300	2,054

Broadcasting, Newspapers & Advertising (0.2%)
Entercom Communications, Cl A	354,200	531

Building & Construction (5.4%)
American Woodmark*	15,920	1,315
Apogee Enterprises	35,900	858
Builders FirstSource*	61,800	1,872
KB Home	48,500	1,564
MDC Holdings	34,700	1,510
Meritage Homes*	17,200	1,498
Toll Brothers	52,500	2,220
TRI Pointe Group*	109,900	1,806

		12,643

Cable & Satellite (0.4%)
MSG Networks*	39,600	354
WideOpenWest*	108,200	540

		894

Chemicals (1.8%)
AdvanSix*	52,900	805
Chemours	75,066	1,512
Ingevity*	14,140	776
Kraton*	37,500	1,061

		4,154

Coal & Consumable Fuels (0.3%)
Arch Resources	19,300	590

Commercial Printing (0.8%)
Deluxe	31,900	684
Ennis	60,900	928
LSC Communications*	1,111	—
Quad	72,400	164

		1,776

Commercial Services (1.3%)
CSG Systems International	18,100	685

LSV Small Cap Value Fund
	Shares	Value (000)

Commercial Services (continued)
Sykes Enterprises*	66,900	$2,291

		2,976

Commodity Chemicals (1.8%)
Cabot	51,500	1,958
Orion Engineered Carbons	39,900	585
Tredegar	49,900	728
Trinseo	29,300	932

		4,203

Computers & Services (0.2%)
DHI Group*	248,300	420

Construction & Engineering (0.7%)
EMCOR Group	20,657	1,408
Primoris Services	12,600	238

		1,646

Diversified REIT’s (0.8%)
American Assets Trust	42,400	887
Global Net Lease	62,600	891
Lexington Realty Trust, Cl B	5,449	54

		1,832

Electrical Components & Equipment (1.0%)
Atkore International Group*	62,100	1,285
Regal Beloit	11,700	1,154

		2,439

Financial Services (1.6%)
Arbor Realty Trust	116,631	1,379
Navient	227,500	1,822
Regional Management	32,800	666

		3,867

Food Distributors (0.5%)
SpartanNash	57,800	1,064

Food, Beverage & Tobacco (0.5%)
Universal	29,100	1,160

Gas/Natural Gas (1.3%)
National Fuel Gas	75,800	3,029

General Merchandise Stores (0.6%)
Big Lots	31,900	1,519

Health Care Services (0.3%)
MEDNAX*	62,400	796

Health Care Distributors (0.6%)
Patterson	57,200	1,423

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2020

LSV Small Cap Value Fund

	Shares	Value (000)
Health Care Facilities (0.9%)
Select Medical Holdings*	101,900	$2,138

Health Care REIT’s (1.3%)
Industrial Logistics Properties Trust	85,200	1,634
Sabra Health Care	103,200	1,358

		2,992

Health Care Supplies (0.1%)
Lantheus Holdings*	31,000	337

Health Care Technology (0.0%)
Computer Programs and Systems	2,800	78

Homefurnishing Retail (0.9%)
Aaron’s Holdings	22,000	1,150
Haverty Furniture	37,700	943

		2,093

Hotel & Resort REIT’s (0.8%)
Braemar Hotels & Resorts	135,072	327
DiamondRock Hospitality	122,900	607
Service Properties Trust	65,100	469
Xenia Hotels & Resorts	64,900	535

		1,938

Hotels & Lodging (0.5%)
Wyndham Destinations	34,100	1,113

Household Products, Furniture & Fixtures (0.5%)
Ethan Allen Interiors	68,900	1,106

Human Resource & Employment Services (0.9%)
Kelly Services, Cl A	64,600	1,123
Kforce	29,000	1,006

		2,129

Insurance (5.2%)
American Equity Investment Life Holding	95,800	2,378
American Financial Group	19,880	1,490
Assured Guaranty	35,600	909
Axis Capital Holdings	31,500	1,345
CNO Financial Group	162,200	2,879
Hanover Insurance Group	11,100	1,062
Heritage Insurance Holdings	7,160	67
MGIC Investment	141,400	1,422
Universal Insurance Holdings	54,674	682

		12,234

Interactive Media & Services (0.3%)
Cars.com*	101,400	749

LSV Small Cap Value Fund

	Shares	Value (000)
Internet & Direct Marketing Retail (0.3%)
Qurate Retail	113,500	$768

Leasing & Renting (1.4%)
CAI International	43,400	1,144
Triton International	58,600	2,161

		3,305

Leisure Facilities (0.4%)
RCI Hospitality Holdings	39,159	838

Machinery (3.3%)
AGCO	23,200	1,787
Hurco	3,169	95
Hyster-Yale Materials Handling	8,296	352
Meritor*	74,800	1,821
Oshkosh	19,700	1,327
Timken	26,000	1,552
Wabash National	54,100	771

		7,705

Media & Entertainment (1.0%)
AMC Networks, Cl A*	46,100	980
TEGNA	105,700	1,271

		2,251

Metal & Glass Containers (2.6%)
Greif, Cl A	83,000	3,369
O-I Glass, Cl I	130,300	1,229
Silgan Holdings	40,000	1,378

		5,976

Mortgage REIT’s (1.7%)
Apollo Commercial Real Estate Finance	54,000	470
MFA Financial	241,800	682
New York Mortgage Trust	260,600	662
PennyMac Mortgage Investment Trust	73,600	1,101
Redwood Trust	80,700	686
Western Asset Mortgage Capital	141,700	275

		3,876

Motorcycle Manufacturers (0.5%)
Harley-Davidson	37,200	1,223

Multi-line Insurance (0.5%)
American National Group	15,500	1,066

Multi-Utilities (1.0%)
MDU Resources Group	100,600	2,390

Office Equipment (1.5%)
ACCO Brands	165,100	870
Herman Miller	37,700	1,149

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2020

LSV Small Cap Value Fund

	Shares	Value (000)
Office Equipment (continued)
Knoll	57,098	$654
Steelcase, Cl A	77,500	809

		3,482

Office REITs (1.7%)
Brandywine Realty Trust	129,200	1,132
City Office	90,600	573
Franklin Street Properties	150,600	632
Kite Realty Group Trust	129,400	1,340
Office Properties Income Trust	21,008	387

		4,064

Personal Products (0.4%)
Edgewell Personal Care*	31,400	823

Petroleum & Fuel Products (1.2%)
Delek US Holdings	35,700	359
PBF Energy, Cl A	55,100	257
Southwestern Energy*	439,000	1,172
World Fuel Services	51,331	1,081

		2,869

Pharmaceuticals (1.5%)
Corcept Therapeutics*	48,200	809
Innoviva*	155,800	1,684
Lannett*	55,200	355
Supernus Pharmaceuticals*	39,400	723

		3,571

Property & Casualty Insurance (0.5%)
Mercury General	27,400	1,116

Regional Banks (0.7%)
Simmons First National, Cl A	96,100	1,633

Residential REIT’s (0.2%)
Preferred Apartment
Communities, Cl A	99,700	538

Retail (1.6%)
Dick’s Sporting Goods	27,600	1,563
Dillard’s, Cl A	17,462	781
Ingles Markets, Cl A	16,700	599
Sally Beauty Holdings*	105,800	886

		3,829

Retail REIT’s (0.3%)
Retail Value	273	3
SITE Centers	98,050	668
Washington Prime Group	225,600	132

		803

LSV Small Cap Value Fund

	Shares	Value (000)
Semi-Conductors/Instruments (4.8%)
Amkor Technology	167,600	$1,986
Benchmark Electronics	49,600	1,033
Cirrus Logic*	8,800	606
Diodes*	20,400	1,180
Jabil	31,500	1,044
Methode Electronics	72,600	2,234
Sanmina*	26,900	657
TTM Technologies*	64,700	768
Vishay Intertechnology	70,500	1,144
Vishay Precision Group*	28,800	688

		11,340

Specialized REIT’s (1.1%)
Chatham Lodging Trust	53,000	390
CoreCivic	106,600	683
CorEnergy Infrastructure Trust	34,900	163
Hersha Hospitality Trust, Cl A	75,400	369
Outfront Media	37,800	496
Uniti Group	43,100	380

		2,481

Specialty Stores (0.5%)
Office Depot	57,130	1,114

Steel & Steel Works (1.3%)
Commercial Metals	49,800	1,029
Warrior Met Coal	53,800	807
Worthington Industries	26,300	1,294

		3,130

Systems Software (0.2%)
Xperi Holding	32,900	408

Technology Distributors (1.2%)
ScanSource*	48,700	979
SYNNEX	14,000	1,843

		2,822

Telephones & Telecommunications (0.5%)
Ciena*	21,800	859
Comtech Telecommunications	14,497	209

		1,068

Thrifts & Mortgage Finance (1.0%)
Premier Financial	33,600	604
Radian Group	98,200	1,763

		2,367

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2020

LSV Small Cap Value Fund

	Shares	Value (000)
Trading Companies & Distributors (0.8%)
WESCO International*	42,900	$1,770

TOTAL COMMON STOCK
(Cost $300,564)		228,346

	Face Amount
	(000)

Repurchase Agreement (2.4%)
South Street Securities 0.030%, dated 10/30/20, to be repurchased on 11/02/20, repurchase price $5,777 (collateralized by various U.S. Treasury obligations, ranging in par value $1 - $5,872, 0.125% - 0.375%, 03/31/22 - 10/15/25; total market value $5,893)	$5,777	5,777

TOTAL REPURCHASE AGREEMENT
(Cost $5,777)		5,777

Total Investments – 99.9%
(Cost $306,341)		$234,123

Percentages are based on Net Assets of $234,246(000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$228,346	$—	$ —	$228,346
Repurchase Agreement	—	5,777	—	5,777

Total Investments in Securities	$228,346	$5,777	$ —	$234,123

For the year ended October 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

October 31, 2020

LSV Small Cap Value Fund
Assets:
Investments at Value (Cost $306,341)	$234,123
Receivable for Capital Shares Sold	625
Dividends and Interest Receivable	157
Receivable for Investment Securities Sold	37
Prepaid Expenses	15
Total Assets	234,957
Liabilities:
Payable for Fund Shares Redeemed	310
Payable for Investment Securities Purchased	185
Payable due to Investment Adviser	144
Payable due to Administrator	12
Payable due to Distributor	6
Payable due to Trustees	3
Payable due to Chief Compliance Officer	1
Payable to Custodian	—
Other Accrued Expenses	50
Total Liabilities	711
Net Assets	$234,246

Net Assets Consist of:
Paid-in Capital	$352,251
Total distributable loss	(118,005)
Net Assets	$234,246

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($202,199 ÷ 19,299,507 shares)(1)	$10.48

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($32,047 ÷ 3,072,550 shares)(1)	$10.43

(1)	Shares have not been rounded.
Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the year ended October 31, 2020

LSV Small Cap Value Fund
Investment Income:
Dividend Income	$7,690
Interest Income	27
Foreign Taxes Withheld	(19)
Total Investment Income	7,698
Expenses:
Investment Advisory Fees	2,105
Administration Fees	163
Distribution Fees - Investor Class	56
Trustees’ Fees	11
Chief Compliance Officer Fees	3
Transfer Agent Fees	61
Registration and Filing Fees	44
Professional Fees	30
Custodian Fees	29
Printing Fees	28
Insurance and Other Fees	20
Total Expenses	2,550
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	2,550
Net Investment Income	5,148
Net Realized Loss on Investments	(48,367)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(58,952)
Net Realized and Unrealized Loss on Investments	(107,319)
Net Decrease in Net Assets Resulting from Operations	$(102,171)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the year ended October 31,

	LSV Small Cap Value Fund
	2020	2019
Operations:
Net Investment Income	$5,148	$7,916
Net Realized Loss on Investments	(48,367)	(1,681)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(58,952)	(5,812)
Net Increase (Decrease) in Net Assets Resulting from Operations	(102,171)	423
Distributions
Institutional Class Shares	(8,345)	(20,341)
Investor Class Shares	(438)	(1,211)
Total Distributions	(8,783)	(21,552)
Capital Share Transactions:
Institutional Class Shares:
Issued	66,732	141,168
Reinvestment of Dividends and Distributions	7,978	20,039
Redeemed	(158,019)	(120,164)
Net Increase (Decrease) from Institutional Class Shares Transactions	(83,309)	41,043
Investor Class Shares:
Issued	52,369	25,157
Reinvestment of Dividends and Distributions	438	1,211
Redeemed	(35,899)	(27,041)
Net Increase (Decrease) from Investor Class Shares Transactions	16,908	(673)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(66,401)	40,370
Total Increase (Decrease) in Net Assets	(177,355)	19,241
Net Assets:
Beginning of Year	411,601	392,360
End of Year	$234,246	$411,601

Shares Transactions:
Institutional Class:
Issued	6,331	10,486
Reinvestment of Dividends and Distributions	565	1,673
Redeemed	(16,150)	(9,118)
Total Institutional Class Share Transactions	(9,254)	3,041
Investor Class:
Issued	4,892	1,901
Reinvestment of Dividends and Distributions	31	102
Redeemed	(3,634)	(2,039)
Total Investor Class Share Transactions	1,289	(36)
Net Increase (Decrease) in Shares Outstanding	(7,965)	3,005

Amounts	designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout the year ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

LSV Small Cap Value Fund
Institutional Class Shares

2020	$13.57	$0..20	$(3.00)	$(2.80)	$(0.29)	$ –	$(0.29)	$10.48	(21.19)%	$202,199	0.83%	0.83%	1.73%	23%
2019	14.36	0..28	(0.23)	0.05	(0.16)	(0.68)	(0.84)	13.57	1.20	387,498	0.81	0.81	2.08	31
2018	15.95	0..22	(1.07)	(0.85)	(0.18)	(0.56)	(0.74)	14.36	(5.69)	366,379	0.81	0.81	1.39	31
2017	13.30	0.17	2.84	3.01	(0.18)	(0.18)	(0.36)	15.95	22.71	331,510	0.83	0.83	1.09	23
2016	12.90	0.22	0.62	0.84	(0.21)	(0.23)	(0.44)	13.30	6.81	184,260	0.85	0.88	1.74	23
Investor Class Shares

2020	$13.51	$0.16	$(2.99)	$(2.83)	$(0.25)	$ –	$(0.25)	$10.43	(21.40)%	$32,047	1.09%	1.09%	1.49%	23%
2019	14.28	0.24	(0.22)	0.02	(0.11)	(0.68)	(0.79)	13.51	0.90	24,103	1.06	1.06	1.80	31
2018	15.87	0.17	(1.05)	(0.88)	(0.15)	(0.56)	(0.71)	14.28	(5.89)	25,981	1.06	1.06	1.08	31
2017	13.26	0.12	2.84	2.96	(0.17)	(0.18)	(0.35)	15.87	22.38	18,247	1.08	1.08	0.78	23
2016	12.87	0.19	0.61	0.80	(0.18)	(0.23)	(0.41)	13.26	6.49	6,207	1.10	1.13	1.48	23

†

Total return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Capital shares.

(1)	Per share calculations were performed using average shares for the period.

    Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

October 31, 2020

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 funds. The financial statements herein are those of the LSV Small Cap Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund commenced operations on February 28, 2013. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At October 31, 2020, there were no securities valued in accordance with Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices unadjusted in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose

Notes to Financial Statements

October 31, 2020

fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2020, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2020, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements —In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2020, the open repurchase agreements by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$5,777	$5,777	$-	$-

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating

Notes to Financial Statements

October 31, 2020

expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets.

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2020, the Fund paid $162,621 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the year ended October 31, 2020, the Fund incurred $56,273 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2020 the Fund earned $323 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.85% and 1.10% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2021.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2020, were as follows (000):

Purchases
Other	$68,496
Sales
Other	$141,608

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs and investments in PFICs. There are no permanent differences that are credited or charged to

Notes to Financial Statements

October 31, 2020

Paid-in Capital and Distributable Earnings as of October 31, 2020.

The tax character of dividends and distributions paid during the years ended October 31, 2020 and 2019 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2020	$8,783	$—	$8,783
2019	8,398	13,154	21,552

As of October 31, 2020, the components of distributable loss on a tax basis were as follows (000):

Undistributed Ordinary Income	$5,555
Capital Loss Carryforward	(50,782)
Unrealized Depreciation	(72,778)

Total Accumulated Losses	$(118,005)

Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As of October 31, 2020, the Fund has short-term and long-term capital loss carryforwards of $10,364 (000) and $40,418 (000), respectively. During the year ended October 31, 2020, no capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2020, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 306,901	$18,018	$(90,796)	$(72,778)

8.	Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Small-Capitalization Risk — Small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited operating histories, product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Style Risk — Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9.	Other:

At October 31, 2020, 64% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At October 31, 2020, 95% of total shares outstanding for the Investor Class Shares were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Notes to Financial Statements

October 31, 2020

10.	New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions, removals and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Funds early adopted this guidance as of November 1, 2019. The adoption of this guidance did not have a material impact on the financial statements.

11.	Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund and the Shareholders of LSV Small Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, of LSV Small Cap Value Fund (the “Fund”) (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)), including the schedule of investments, as of October 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The Advisors’ Inner Circle Fund) at October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LSV Asset Management investment companies since 2005.

Philadelphia, Pennsylvania

December 29, 2020

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratios	Expenses Paid During Period*
LSV Small Cap Value Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,130.50	0.85%	$4.55
Investor Class Shares	1,000.00	1,128.80	1.10	5.89

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.86	0.85%	$4.32
Investor Class Shares	1,000.00	1,019.56	1.10	5.58

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Review of Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 19, 2020, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Board acknowledged that (i) the report covered the period from December 1, 2018 through December 31, 2019 and thus did not cover the recent period of market volatility, and (ii) the Board held a call with the Trust’s officers on March 25, 2020 where the officers discussed the operations and effectiveness of the Program during the then-current market volatility. The Board requested that the Program Administrator provide an update of the operation of the Program during the then-current market volatility at its next meeting. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk since the Program was implemented on December 1, 2018. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Klauder are Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 888-Fund-LSV. The following chart lists Trustees and Officers as of October 31, 2020.

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years[2]
INTERESTED TRUSTEES[3],[4]
Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed- end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Frost Family of Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

N. Jeffrey Klauder (Born: 1952)	Trustee (since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of SEI Private Trust Company, SEI Global Fund Services Ltd., SEI Investments Global Limited, SEI Global Master Fund, SEI Global Investments Fund and SEI Global Assets Fund.

Former Directorships: Trustee of SEI Investments Management Corporation, SEI Trust Company, SEI Investments (South Africa), Limited and SEI Investments (Canada) Company to 2018.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Trustees oversee 47 funds in The Advisors’ Inner Circle Fund.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years[2]
INDEPENDENT TRUSTEES[3],[4]
Joseph T. Grause, Jr. (Born: 1952)	Trustee (since 2011) Lead Independent Trustee (since 2018)	Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates EuropeLimited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd. Former Directorships: Director of The Korea Fund, Inc. to 2019.
Mitchell A. Johnson (Born: 1942)	Trustee (since 2005)	Retired. Private investor since 1994.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997 and RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

Betty L. Krikorian (Born: 1943)	Trustee (since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.
Robert Mulhall (Born: 1958)	Trustee (since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd. Former Directorships: Trustee of Villanova University Alumni Board of Directors to 2018.
Bruce R. Speca (Born: 1956)	Trustee (since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of Stone Harbor Investments Funds (8 Portfolios), Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund). Director of RQSI GAA Systematic Global Macro Fund, Ltd.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Trustees oversee 43 funds in The Advisors’ Inner Circle Fund.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served [1]	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years [2]
INDEPENDENT TRUSTEES (continued)[3]
George J. Sullivan, Jr. (Born: 1942)	Trustee (since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011

Current Directorships: Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016. Trustee/ Director of State Street Navigator Securities Lending Trust to 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

OFFICERS
Michael Beattie (Born: 1965)	President (since 2011)	Director of Client Service, SEI Investments, since 2004.	None.
James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

None.
John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.	None.
Stephen Connors (Born: 1984)	Treasurer, Controller and Chief Financial Officer (since 2015)	Director, SEI Investments, Fund Accounting since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.	None.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

3	Trustees oversee 43 funds in The Advisors’ Inner Circle Fund.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years
OFFICERS (continued)
Russell Emery (Born: 1962)	Chief Compliance Officer (since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Frost Family of Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.	None.
Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2019)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.	None.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

None.
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.	None.
Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.	None.

NOTICE TO SHAREHOLDERS

OF

LSV SMALL CAP VALUE FUND

(Unaudited)

For shareholders that do not have an October 31, 2020 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2020 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2020, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distribu- tions	Qualifying For Corporate Dividends Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends (5)	Qualifying Business Income (6)
0.00%	100%	100%	83.92%	87.40%	0.00%	0.00%	0.00%	18.60%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund-LSV Small Cap Value Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2020. Complete information will be computed and reported in conjunction with your 2020 Form 1099-DIV.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Small Cap Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-AR-007-0800

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Mulhall, and each whom is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2020			2019
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$104,400	None	None	$104,400	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(2)	$10,000	None	$88,304	$6,000	None	$57,000
(d)	All Other Fees	None	None	$376,378	None	None	$97,500

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2020				2019
		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$766,250		None	None	$608,176		None	None
(b)	Audit-Related Fees	None		None	None	None		None	None
(c)	Tax Fees	$970	(4)	None	None	$11,559	(3)	None	None
(d)	All Other Fees	None		None	None	None		None	None

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2020			2019
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$69,500	None	None	$68,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(5)	$24,150	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2020			2019
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$95,300	None	None	$113,300	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to McKee International Equity Portfolio or affiliates of the Funds.

(3)	Tax compliance services for Westwood Emerging Markets Fund.

(4)	Common Reporting Services (“CRS”) tax services for the Sands Capital Global Growth Fund.

(5)	Review and signing of federal and state income tax returns.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2020	2019
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2020	2019
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2020	2019
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2020	2019
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $464,682 and $160,500 for 2020 and 2019, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $970 and $11,559 for 2020 and 2019, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $24,150 and $0 for 2020 and 2019, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2020 and 2019, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 8, 2021

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: January 8, 2021

*	Print the name and title of each signing officer under his or her signature.